Debt, cash and cash equivalents - Additional Information (Details)		12 Months Ended
	Mar. 31, 2019 EUR (€) tranche	Dec. 31, 2019 USD ($) credit_facility currency counterparty bond shares	Dec. 31, 2019 EUR (€) credit_facility currency shares	Oct. 11, 2019 EUR (€)	Apr. 05, 2019 EUR (€)	Mar. 22, 2019 EUR (€)	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Number of bond issues redeemed | bond		3
Number of currencies debt is issued in | currency		2	2
750 million bond maturing March 2019
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 750,000,000
500 million bond maturing April 2019
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 500,000,000
800 million bond maturing October 2019
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 800,000,000
Sanofi syndicated credit facilities
Disclosure of detailed information about borrowings [line items]
Number of syndicated credit facilities | credit_facility		2	2
Credit facilities maximum amount | $		$ 4,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche	3
Sanofi Euro Medium Term Notes (EMTN) bonds | 1 billion of floating-rate bonds maturing March 2020
Disclosure of detailed information about borrowings [line items]
Bond, basis points							0.15%
Sanofi Euro Medium Term Notes (EMTN) bonds | 850 million of fixed-rate bonds maturing March 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 850,000,000
Bonds, interest rate	0.00%
Sanofi Euro Medium Term Notes (EMTN) bonds | 650 million of fixed-rate bonds maturing March 2029
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 650,000,000
Bonds, interest rate	0.875%
Sanofi Euro Medium Term Notes (EMTN) bonds | 500 million of fixed-rate bonds maturing March 2034
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 500,000,000
Bonds, interest rate	1.25%
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate before derivative instruments
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate		1.60%	1.60%
Cash and cash equivalents interest rate		0.90%	0.90%
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate after derivative instruments
Disclosure of detailed information about borrowings [line items]
Bonds, interest rate		1.50%	1.50%
Cash and cash equivalents interest rate		1.50%	1.50%
Sanofi Euro Medium Term Notes (EMTN) bonds | 1983 to 1987 Participating Shares Issued
Disclosure of detailed information about borrowings [line items]
Number of participating shares outstanding (in shares) | shares		76,986	76,986
Participating shares carrying amount			€ 12,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | Syndicated credit facility, expires in 2020
Disclosure of detailed information about borrowings [line items]
Credit facilities maximum amount			4,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | Syndicated credit facility, expires in 2021
Disclosure of detailed information about borrowings [line items]
Credit facilities maximum amount			4,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | Commercial paper program in France
Disclosure of detailed information about borrowings [line items]
Commercial paper programs			6,000,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | Commercial paper program in USA
Disclosure of detailed information about borrowings [line items]
Commercial paper programs | $		$ 10,000,000,000
Average drawdown | $		3,300,000,000
Maximum drawdown | $		$ 4,200,000,000
Sanofi Euro Medium Term Notes (EMTN) bonds | Main undrawn confirmed general purpose credit facilities
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 2,000,000,000		€ 8,000,000,000
Number of counterparty representing more than 7% of undrawn credit facility | counterparty		0